SHAREHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 15 - SHAREHOLDERS’ DEFICIT

A.	Ordinary Shares:

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in the company’s Articles of Association, including, inter alia, the right to receive notices of, and to attend meetings of shareholders; for each share held, the right to one vote at all meetings of shareholders; and to share equally, on a per share basis, in such dividend and other distributions to shareholders of the Company as may be declared by the Board of Directors in accordance with these Articles and the Companies Law, and upon liquidation or dissolution of the Company, in the distribution of assets of the Company legally available for distribution to shareholders in accordance with the terms of applicable law and these Articles. All Ordinary Shares rank pari passu in all respects with each other.

B.	On July 26, 2021 the Annual General Meeting of the Company approved:

1.	The resolution to amend the Company’s Articles of Association: (a) to authorize the creation of 50,000 redeemable Preferred shares of the Company; (b) to authorize the creation of five thousand redeemable Preferred B Shares of the Company; (c) to increase the Company’s authorized share capital to permit the issuance of a total of up to 5,000,000,000 ordinary shares of the Company; and (d) to allow the Company to fulfill relevant provisions of U.S. law in lieu of Israeli law requirements regarding External Directors, if and to the extent allowed to do so under Israeli corporate law and regulation.

2.	The nomination of additional two external directors to the board of directors of the Company for a period ending on July 26, 2024.

3.	The extension for an additional year of the authority granted to the Company’s Board of Directors to effect a reverse split of the Company’s ordinary shares (as per resolution of the Company’s Shareholders’ Meeting of May 11, 2020), such that the authority so granted shall extend until July 26, 2022, and to expand such authority to include a reverse split of the Company’s entire share capital share at a ratio within the range from 1-for-2 up to 1-for 500, provided that the Company shall not effect reverse share splits that, in the aggregate, exceed 1-for-500.

C.	Issuance of Ordinary Shares:

1.	In March 2020, the Company entered into subscription agreements with several investors under which the Company raised gross funds in total amount of $30 in exchange for the issuance of units consisting of 1,500,000 ordinary shares of the Company and 1,339,284 warrants to purchase the same number of ordinary shares of the Company at an exercise price of $0.10. These warrants may be eligible for exercise over a period of four years from the issuance date and are subject to standard anti-dilution provisions. In addition, the Company may be subject to liquidated damages upon failure to timely deliver shares upon exercise of the warrants. An amount of 1,000,000 ordinary shares out of the above have been issued through December 31, 2020.

2.	On April 13, 2020, the Company entered into exchange agreement under which the Company agreed to exchange partial amount of the outstanding trade debt of $100 held by MDM Worldwide Solution, Inc. for issuance of 5,000,000 ordinary shares of the Company at an exchange price of $0.02 per share. The fair value of the ordinary shares that have been issued on May 14, 2020 as settlement of financial liability to MDM was $345, reflecting a price per share of $0.069 at the commitment date. The difference amount of $245 has been recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

3.	On May 10, 2020, the Company entered into Loan Conversion Agreement (the “Agreement”) with certain of its shareholders pursuant to which the Company agreed to convert the outstanding loan amounting to $350 into 8,750,000 ordinary shares of the Company at a conversion price of $0.04 per share. The fair value of the ordinary shares that have been issued on May 19, 2020 as settlement of financial liability to shareholders was $604, reflecting a price per share of $0.069 at the commitment date. The difference amount of $254 has been recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 15 - SHAREHOLDERS’ DEFICIT (continue)

4.	On December 8, 2020, the Company entered into a settlement agreement with SRK Kronengold Law office (“SRK”) under which the Company agreed to exchange partial amount of the outstanding trade debt of $80 held by SRK for issuance of 800,000 ordinary shares of the Company at an exchange price of $0.09 per share. The fair value of the ordinary shares have been issued on October 26, 2020 as settlement of financial liability to SRK was $68, reflecting a price per share of $0.0851 at the commitment date. The difference amount of $12 has been recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

5.	During the year ended December 31, 2020, the Company entered into several service agreements with certain service providers, whereby the Company issued 14,028,503 ordinary share of NIS 0.01 par value in exchange for services that have been rendered. Consequently, the Company recorded related stock-based compensation expense of $60, $390 and $310 as part of “Research and Development Expenses”, “Sales and Marketing Expenses” and “General and Administrative Expenses” lines in operations in the accompanying consolidated statement of operations, respectively, based on the fair value of the issued shares at each applicable commitment date, which representing an average price per share of $0.54. See also Note 14.

6.	On August 4, 2020, the Company entered into a Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park has agreed to purchase from the Company, from time to time, up to $10,275 of its ordinary shares, par value NIS 0.01 per share (the “Ordinary Shares”), subject to certain limitations set forth in the Purchase Agreement, during the term of the Purchase Agreement (the “Equity Line”).

The Company does not have the right to commence any further sales to Lincoln Park under the Purchase Agreement until all of the conditions thereto that are set forth in the Purchase Agreement, all of which are outside of Lincoln Park’s control, have been satisfied, including, among other things, the Registration Statement being declared effective by the SEC (the date on which all such conditions are satisfied, the “Commencement Date”). From and after the Commencement Date, under the Purchase Agreement, on any business day selected by the Company on which the closing sale price of the Company’s Ordinary Shares exceeds $0.02, the Company may direct Lincoln Park to purchase up to 500,000 Ordinary Shares on the applicable purchase date (a “Regular Purchase”), which maximum number of shares may be increased to certain higher amounts up to a maximum of 1,000,000 Ordinary Shares, if the market price of our Ordinary Shares at the time of the Regular Purchase equals or exceeds $0.13 (such share and dollar amounts subject to proportionate adjustments for stock splits, recapitalizations and other similar transactions as set forth in the Purchase Agreement), provided that Lincoln Park’s purchase obligation under any single Regular Purchase shall not exceed $500.

The purchase price of Ordinary Shares the Company may elect to sell to Lincoln Park under the Purchase Agreement in a Regular Purchase, if any, will be based on 95% of the lower of: (i) the lowest sale price on the purchase date for such Regular Purchase and (ii) the arithmetic average of the three lowest closing sale prices for an Ordinary Share during the 15 consecutive business days ending on the business day immediately preceding such purchase date for such Regular Purchase.

In addition to regular purchases, the Company may also direct Lincoln Park to purchase other amounts of the Company’s Ordinary Shares in “accelerated purchases” and in “additional accelerated purchases” under the terms set forth in the Purchase Agreement.

In connection with the Purchase Agreement, the Company issued 5,812,500 Ordinary shares to Lincoln Park as a commitment fee of $482 thousand which is recorded as prepaid expenses which are amortized in accordance with the Equity Line utilization. As of December 31, 2020, the balance of those prepaid expenses was $372 thousand. During the year ended December 31, 2020, the Company recorded amortization expenses amounted to $110 as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations.

During the year ended December 31, 2020, the Company sold 32,747,579 Ordinary Shares to Lincoln Park in an initial purchase out of the Investment Amount under the Purchase Agreement for a total purchase price of $2,339 thousand.

During the three months ended March 31, 2021, the Company sold additional 5,229,809 Ordinary Shares to Lincoln Park in an initial purchase out of the Investment Amount under the Purchase Agreement for a total purchase price of $255 thousand.

As of December 31, 2021, the Company decided not to utilize the Equity Line utilization and amortized the balance of the prepaid expenses.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 15 - SHAREHOLDERS’ DEFICIT (continue)

7.	In December 2020, one of the Company’s lenders has partially exercised its warrants into number of 475,411 ordinary shares on the Company through cashless exercise basis.

8.	During the year ended December 31, 2021, Principal Amount and unpaid Interest in total amount of $20,095 have been converted into 487,822,015 ordinary shares. In addition, the Company issued 2,500,000 ordinary shares of NIS 0.01 par value as fulfillment of commitment related to loan received in 2020.

9.	During the year ended December 31, 2021, one of the Company’s Secured Convertible Equipment Loan Agreement was entered into default scenario as result of lapse of the original maturity date, as defined. Consequently, 20,000,000 ordinary shares of NIS 0.01 par value of the Company were issued as collateral shares for purpose of repayment of the principal amount. The issued shares have been valued at $870 and was deducted from the fair value of the principal amount.

10.	During the year ended December 31, 2021, the Company entered into several service agreements with certain service providers, whereby the Company issued 14,921,053 ordinary share of NIS 0.01 par value or the Company is committed to issue fixed number of ordinary shares in exchange for services that have been rendered. Consequently, the Company recorded related stock-based compensation expense of $151 as part of “Sales and Marketing Expenses” and “General and Administrative Expenses” lines in operations in the accompanying consolidated statement of operations, respectively.

11.	On October 4, 2021, and upon achieving market launch, the Company issued 39,473,684 shares of common stock to cover its Contingent Consideration as detailed in Note 5B above. The value of the shares was calculated on the share price on the closing date of the amendment at $1,500, and a results recorded additional $450 as part of financing expenses in the accompanying consolidated statement of operations for the year ended December 31, 2021.

12.	On August 3, 2021 and August 9, 2021 the Company issued a total of 25,862,069 shares of common stock to cover its obligation under its Provista SPA (see Note 3 above). The value of the shares was calculated on the share price on the closing date of the amendment at $1,500.

13.	On March 10, 2021, the Company issued 2,000,000 shares of common stock as part of an amendment to Secured Convertible Equipment Loan Agreement (see Note 8B). The value of the shares was calculated on the share price on the closing date of the amendment at $83.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)